                                                                               .
                                                                               .
                                                                               .

                                                                      Exhibit 99


FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                    October, 2008
Payment Date                                                                                                            11/17/2008
Transaction Month                                                                                                                7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                            WEIGHTED AVG REMAINING
                                                              DOLLAR AMOUNT         # OF RECEIVABLES                TERM AT CUTOFF
Initial Pool Balance                                      $1,739,998,149.52                   94,331                   52.1 months
Original Securities:                                          DOLLAR AMOUNT       NOTE INTEREST RATE  FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                            $390,000,000.00                 2.76579%                  May 15, 2009
 Class A-2 Notes                                            $497,900,000.00  one-month LIBOR + 1.20%             December 15, 2010
 Class A-3a Notes                                           $359,200,000.00                   4.280%                  May 15, 2012
 Class A-3b Notes                                            $80,000,000.00  one-month LIBOR + 1.62%                  May 15, 2012
 Class A-4a Notes                                           $120,700,000.00                   4.950%                March 15, 2013
 Class A-4b Notes                                            $50,000,000.00  one-month LIBOR + 2.00%                March 15, 2013
 Class B Notes                                               $47,300,000.00                   5.880%                 July 15, 2013
 Class C Notes                                               $31,500,000.00                   6.650%             December 15, 2013
 Class D Notes                                               $31,500,000.00                   8.100%              October 15, 2014
                                                             --------------
    Total                                                 $1,608,100,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                                $5,590,450.88

PRINCIPAL:
 Principal Collections                                                                                              $34,383,836.07
 Prepayments in Full                                                                                                 $9,768,384.84
 Liquidation Proceeds                                                                                                $1,579,961.49
 Recoveries                                                                                                              $8,796.65
                                                                                                                         ---------
    SUB TOTAL                                                                                                       $45,740,979.05
                                                                                                                    --------------
COLLECTIONS                                                                                                         $51,331,429.93

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                                 $236,034.25
 Purchase Amounts Related to Interest                                                                                    $1,186.10
                                                                                                                         ---------
    SUB TOTAL                                                                                                          $237,220.35

Clean-up Call                                                                                                                $0.00

Reserve Account Draw Amount                                                                                                  $0.00
Net Swap Receipt - Class A-2                                                                                         $1,118,615.33
Net Swap Receipt - Class A-3b                                                                                          $167,866.67
Net Swap Receipt - Class A-4b                                                                                           $93,166.67
AVAILABLE FUNDS                                                                                                     $52,948,298.95

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October, 2008
Payment Date                                                                                                      11/17/2008
Transaction Month                                                                                                          7

III. DISTRIBUTIONS                                                                               CARRYOVER         REMAINING
AVAILABLE FUNDS

                                                CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL   AVAILABLE FUNDS
Owner Trustee Fees and Expenses                             $0.00            $0.00       $0.00       $0.00    $52,948,298.95
Indenture Trustee Fees and                                  $0.00            $0.00       $0.00       $0.00    $52,948,298.95
Servicing Fee                                       $1,186,159.12    $1,186,159.12       $0.00       $0.00    $51,762,139.83
Net Swap Payment - Class A-2                                $0.00            $0.00       $0.00       $0.00    $51,762,139.83
Net Swap Payment - Class A-3b                               $0.00            $0.00       $0.00       $0.00    $51,762,139.83
Net Swap Payment - Class A-4b                               $0.00            $0.00       $0.00       $0.00    $51,762,139.83
Swap Termination Payment                                    $0.00            $0.00       $0.00       $0.00    $51,762,139.83
Interest - Class A-1 Notes                            $189,820.58      $189,820.58       $0.00       $0.00    $51,572,319.25
Interest - Class A-2 Notes                          $2,628,912.00    $2,628,912.00       $0.00       $0.00    $48,943,407.25
Interest - Class A-3a Notes                         $1,281,146.67    $1,281,146.67       $0.00       $0.00    $47,662,260.58
Interest - Class A-3b Notes                           $453,200.00      $453,200.00       $0.00       $0.00    $47,209,060.58
Interest - Class A-4a Notes                           $497,887.50      $497,887.50       $0.00       $0.00    $46,711,173.08
Interest - Class A-4b Notes                           $300,666.67      $300,666.67       $0.00       $0.00    $46,410,506.41
First Priority Principal Payment                            $0.00            $0.00       $0.00       $0.00    $46,410,506.41
Interest - Class B Notes                              $231,770.00      $231,770.00       $0.00       $0.00    $46,178,736.41
Second Priority Principal Payment                           $0.00            $0.00       $0.00       $0.00    $46,178,736.41
Interest - Class C Notes                              $174,562.50      $174,562.50       $0.00       $0.00    $46,004,173.91
Third Priority Principal Payment                   $10,232,835.33   $10,232,835.33       $0.00       $0.00    $35,771,338.58
Interest - Class D Notes                              $212,625.00      $212,625.00       $0.00       $0.00    $35,558,713.58
Reserve Account Deposit                                     $0.00            $0.00       $0.00       $0.00    $35,558,713.58
Regular Principal Payment                          $64,637,995.71   $35,558,713.58       $0.00       $0.00             $0.00
Subordinated Swap Termination                               $0.00            $0.00       $0.00       $0.00             $0.00
Additional Trustee Fees and                                 $0.00            $0.00       $0.00       $0.00             $0.00
Residual Released to Depositor                              $0.00            $0.00       $0.00       $0.00             $0.00
                                                                             -----
TOTAL                                                               $52,948,298.95

                                                            PRINCIPAL PAYMENT:
                                                                   First Priority Principal Payment                    $0.00
                                                                   Second Priority Principal Payment                   $0.00
                                                                   Third Priority Principal Payment           $10,232,835.33
                                                                   Regular Principal Payment                  $35,558,713.58
                                                                                                              --------------
                                                                   TOTAL                                      $45,791,548.91

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                                 ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                               ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                                BALANCE                          BALANCE
Class A-1 Notes          $45,791,548.91         $117.41     $189,820.58            $0.49   $45,981,369.49            $117.90
Class A-2 Notes                   $0.00           $0.00   $2,628,912.00            $5.28    $2,628,912.00              $5.28
Class A-3a Notes                  $0.00           $0.00   $1,281,146.67            $3.57    $1,281,146.67              $3.57
Class A-3b Notes                  $0.00           $0.00     $453,200.00            $5.67      $453,200.00              $5.67
Class A-4a Notes                  $0.00           $0.00     $497,887.50            $4.13      $497,887.50              $4.13
Class A-4b Notes                  $0.00           $0.00     $300,666.67            $6.01      $300,666.67              $6.01
Class B Notes                     $0.00           $0.00     $231,770.00            $4.90      $231,770.00              $4.90
Class C Notes                     $0.00           $0.00     $174,562.50            $5.54      $174,562.50              $5.54
Class D Notes                     $0.00           $0.00     $212,625.00            $6.75      $212,625.00              $6.75
                                  -----                     -----------                       -----------
TOTAL                    $45,791,548.91                   $5,970,590.92                    $51,762,139.83

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     October, 2008
Payment Date                                                                                                             11/17/2008
Transaction Month                                                                                                                 7

V. NOTE BALANCE AND POOL INFORMATION

                                                        BEGINNING OF PERIOD                          END OF PERIOD
                                                            BALANCE           NOTE FACTOR             BALANCE           NOTE FACTOR
Class A-1 Notes                                      $74,870,831.04             0.1919765      $29,079,282.13             0.0745623
Class A-2 Notes                                     $497,900,000.00             1.0000000     $497,900,000.00             1.0000000
Class A-3a Notes                                    $359,200,000.00             1.0000000     $359,200,000.00             1.0000000
Class A-3b Notes                                     $80,000,000.00             1.0000000      $80,000,000.00             1.0000000
Class A-4a Notes                                    $120,700,000.00             1.0000000     $120,700,000.00             1.0000000
Class A-4b Notes                                     $50,000,000.00             1.0000000      $50,000,000.00             1.0000000
Class B Notes                                        $47,300,000.00             1.0000000      $47,300,000.00             1.0000000
Class C Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
Class D Notes                                        $31,500,000.00             1.0000000      $31,500,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,292,970,831.04             0.8040363   $1,247,179,282.13             0.7755608

POOL INFORMATION
 Weighted Average APR                                                              4.805%                                    4.804%
 Weighted Average Remaining Term                                                    47.94                                     47.23
 Number of Receivables Outstanding                                                 81,644                                    79,860
 Pool Balance                                                           $1,423,390,940.55                         $1,375,848,307.04
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,293,609,229.45                         $1,251,237,995.71
 Pool Factor                                                                    0.8180416                                 0.7907183

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                            $8,699,990.75
Targeted Credit Enhancement Amount                                                                                   $13,758,483.07
Yield Supplement Overcollateralization Amount                                                                       $124,610,311.33
Targeted Overcollateralization Amount                                                                               $129,668,803.65
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $128,669,024.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $8,699,990.75
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                        $8,699,990.75
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                            $8,699,990.75

FORD CREDIT AUTO OWNER TRUST 2008-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2008
Payment Date                                                                                                  11/17/2008
Transaction Month                                                                                                      7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     321      $1,574,416.86
(Recoveries)                                                                                       24          $8,796.65
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,565,620.21
Cumulative Net Losses Last Collection                                                                      $2,941,919.61
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $4,507,539.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 1.32%

DELINQUENT RECEIVABLES:

                                                                   % OF EOP POOL     # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                      1.33%                  896     $18,355,195.27
61-90 Days Delinquent                                                      0.15%                   97      $2,054,564.26
91-120 Days Delinquent                                                     0.04%                   26        $585,809.23
Over 120 Days Delinquent                                                   0.04%                   21        $559,742.20
                                                                           -----                   --        -----------
TOTAL DELINQUENT RECEIVABLES                                               1.57%                1,040     $21,555,310.96

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       116      $2,546,152.85
Total Repossesed Inventory                                                                        154      $3,705,942.56

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.6234%
Preceding Collection Period                                                                                      0.6627%
Current Collection Period                                                                                        1.3423%
Three Month Average                                                                                              0.8761%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1541%
Preceding Collection Period                                                                                      0.1972%
Current Collection Period                                                                                        0.1803%
Three Month Average                                                                                              0.1772%